Taxes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Taxes payable
Corporate taxes on income	$ 24,108	$ 18,145
Special mining lien and special mining tax	8,731	664
Withholding taxes	3,737	3,494
Value-added tax on sales and services	366	6,393
Social contribution on revenue	185	182
Social integration program	39	39
Other	3,943	931
Taxes payable	$ 41,109	$ 29,848